Schedule of property equipment and software (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Total	$ 2,341	$ 2,493
Less: Accumulated depreciation and amortization	(2,054)	(2,066)
Property, equipment and software, net	287	427
Vending Machine [Member]
Property, Plant and Equipment [Line Items]
Total	798	810
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	486	516
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	416	508
Copyright Licenses [Member]
Property, Plant and Equipment [Line Items]
Total	365	370
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total	263	267
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	$ 13	$ 22